Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2023	2022
(in $ millions)	$	$
Non-current liabilities
Warrant liabilities	6	14
Put options issued to non-controlling interests	118	93
Other payables	5	12
Employee defined benefit liability	11	13
	140	132
Current liabilities
Trade payables	185	189
Accrued operating expenses	344	370
Electronic wallets	261	263
Tax payables	58	37
Deposits	30	22
Contract liabilities	7	9
Others	40	40
	925	930